REAL ESTATE INVESTMENTS, NET - Narrative (Q2) (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) States Property	Dec. 31, 2018 properties States
Real Estate [Line Items]
Number of real estate properties		24	24
Number of States in which Entity Operates | States		13	13
Weighted-Average Remaining Amortization Period ( in years )		7 years 4 months 10 days	7 years 7 months 6 days
Acquisition fees
Real Estate [Line Items]
Fair Value of Assets Acquired	$ 906,155	$ 929,127
Retail
Real Estate [Line Items]
Number of real estate properties		9	10
Office
Real Estate [Line Items]
Number of real estate properties		10	9
Industrial Property [Member]
Real Estate [Line Items]
Number of real estate properties		5	5
Land
Real Estate [Line Items]
Number of real estate properties		1	1
Three M [Member]
Real Estate [Line Items]
Acquisition Related Costs		$ 49,507